INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss carry forwards	$ 14,014	$ 13,642
Elimination of intercompany profit in inventory	161	269
Elimination of intercompany profit in fixed assets	244	349
Provisions for retirement indemnities	634	577
Capital leases treated as operating leases for tax, asset	56
Capital leases treated as operating leases for tax, liability		29
Other items	775	544
Total deferred tax assets	15,883	15,410
Net deferred tax assets	15,883	15,410
Valuation allowance for deferred tax assets	(15,508)	(14,977)
Deferred tax assets (liabilities), net of allowance	$ 374	$ 432